Income Tax Expense - Summary Of Effective Income Tax Rate Reconciliation (Parenthetical) (Detail)	12 Months Ended
Jun. 30, 2022
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Effective income tax rate reconciliation, statutory tax rate	30.00%